Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories	Note 4—Inventories Inventories at December 31 were: Millions of Dollars 2019 2018 Crude oil and natural gas $ 472 432 Materials and supplies 554 575 $ 1,026 1,007